Trading securities and financial assets measured at FVIS (Details) - AUD ($) $ in Millions		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Trading securities and financial assets measured at FVIS
Trading securities		$ 22,210		$ 18,777		$ 16,519
Securities purchased under agreement to resell		6,833		1,379		6,887
Other financial assets measured at FVIS		2,738		2,976		2,577
Total trading securities and financial assets measured at FVIS		31,781	[1]	23,132	[1]	25,983
Government and semi-government securities
Trading securities and financial assets measured at FVIS
Trading securities		16,625		13,328		11,402
Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities		5,497		5,354		5,049
Other financial assets measured at FVIS		2,394		2,715		2,259
Equity securities
Trading securities and financial assets measured at FVIS
Trading securities		6		8		11
Other financial assets measured at FVIS		344		261		318
Other
Trading securities and financial assets measured at FVIS
Trading securities		82		87		$ 57
Parent Entity
Trading securities and financial assets measured at FVIS
Trading securities		20,719		17,671
Securities purchased under agreement to resell		6,731		1,379
Other financial assets measured at FVIS		2,115		2,365
Total trading securities and financial assets measured at FVIS	[1]	29,565		21,415
Parent Entity | Government and semi-government securities
Trading securities and financial assets measured at FVIS
Trading securities		15,585		12,519
Parent Entity | Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities		5,046		5,057
Other financial assets measured at FVIS		2,057		2,302
Parent Entity | Equity securities
Trading securities and financial assets measured at FVIS
Trading securities		6		8
Other financial assets measured at FVIS		58		63
Parent Entity | Other
Trading securities and financial assets measured at FVIS
Trading securities		$ 82		$ 87

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.